DEFERRED TAX	12 Months Ended
Dec. 31, 2023
Disclosure of deferred taxes [Abstract]
DEFERRED TAX
19	DEFERRED TAX

	2023	2022
	US$’000	US$’000
Deferred taxation analysed by major category:
Other timing differences	258	1,304
	258	1,304
Reconciliation of deferred taxation:
Opening balance	1,304	2,123
Credit to profit or loss for the year (Note 35)	(107)	(665)
Acquisition of subsidiary (Note 37)	(841)	-
Credit (charge) to other comprehensive income arising from actuarial gain	10	(45)
Exchange differences	(108)	(109)
Closing balance	258	1,304

Comprising:
Deferred tax assets	1,019	1,304
Deferred tax liabilities	(761)	-
	258	1,304

At the end of the reporting period, the aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised is
US$277,000 (2022: US$2,814,000). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future.

Accounting policy

Deferred tax is recognised on the differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realised, based on tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Deferred tax assets are only recognised to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilised.

Deferred tax liabilities are recognised for taxable temporary differences, unless specifically exempt.

Deferred tax are recognised as an expense or income in profit or loss, except when they relate to items credited or debited outside profit or loss (either in OCI or directly in equity), in which case the tax is also recognised outside profit or loss (either in OCI or directly in equity, respectively), or where they arise from the initial accounting for a business combination. In the case of a business combination, the tax effect is taken into account in calculating goodwill or determining the excess of the acquirer’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities over cost.